The following table summarizes information about stock options that are vested or expected to vest at December 31, 2021: (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	668,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 0.55
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	1 year 2 months 19 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	668,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.55
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	1 year 2 months 19 days
Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 0.001
Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 1.21
Exercise Price 0.001 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	90,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 0.001
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	1 year 11 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 0
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	90,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.001
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	1 year 11 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value | $	$ 0
Exercise Price 0.05 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	3,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 0.05
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	1 year 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 0
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	3,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.05
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	1 year 9 months
Exercise Price 0.15 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	90,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 0.15
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	1 year 3 months 29 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	90,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.15
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	1 year 3 months 29 days
Exercise Price 0.18 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	45,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 0.18
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	1 year 9 months 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 0
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	45,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.18
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	1 year 9 months 29 days
Exercise Price 0.19 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	45,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 0.19
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	2 years 3 months 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 0
Exercise Price Seven Five [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	45,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.19
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	2 years 3 months 29 days
Exercise Price 0.20 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	48,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 0.20
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	2 years 15 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 0
Exercise Price Seven Six [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	48,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.20
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	2 years 15 days
Exercise Price 0.31 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	3,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 0.31
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	1 year
Exercise Price Seven Seven [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	3,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.31
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	1 year
Exercise Price 0.32 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	3,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 0.32
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	1 year 2 months 30 days
Exercise Price Seven Eight [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	3,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.32
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	1 year 2 months 30 days
Exercise Price 0.73 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	3,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 0.73
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	9 months 29 days
Exercise Price Seven Nine [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	3,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.73
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	9 months 29 days
Exercise Price 0.61 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	45,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 0.61
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	9 months
Exercise Price Seven Ten [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	45,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.61
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	9 months
Exercise Price 0.95 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	200,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 0.95
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	8 months 12 days
Exercise Price Seven Eleven [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	200,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.95
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	8 months 12 days
Exercise Price 1.09 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	3,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 1.09
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	6 months
Exercise Price Seven Twelve [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	3,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 1.09
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	6 months
Exercise Price 1.10 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	45,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 1.10
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	6 months 29 days
Exercise Price Seven Thirteen [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	45,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 1.10
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	6 months 29 days
Exercise Price 1.21 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	45,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 1.21
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	3 months 29 days
Exercise Price Seven Fourteen [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	45,000
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 1.21
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	3 months 29 days